Long-term investments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Apr. 30, 2016	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Impairment of long-term investment				$ (413)	$ 0
Minda Westport Technologies Limited
Schedule of Investments [Line Items]
Equity method investment, ownership percentage	50.00%			50.00%
Sale of Stock, Percentage of Ownership Sold in Transaction		26.00%
Cartesian Capital Group | Weichai Westport Inc. (a)
Schedule of Investments [Line Items]
Percentage of ownership after transaction			18.78%
Subsidiaries | Westport HK | Weichai Westport Inc. (a)
Schedule of Investments [Line Items]
Percentage of ownership after transaction				23.33%
Parent Company | Westport HK | Weichai Westport Inc. (a)
Schedule of Investments [Line Items]
Percentage of ownership after transaction	4.55%			4.55%